CONVERTIBLE PROMISSORY NOTES	9 Months Ended
Sep. 30, 2021
NOTE 6. CONVERTIBLE PROMISSORY NOTES

NOTE 6 – CONVERTIBLE PROMISSORY NOTES

	Promissory Note $	Convertible Promissory Note - Liability Component $	Derivative Liability $	Deferred Derivative Loss (Increase) $	Total $
Balance December 31, 2020	11,904	91,721	1,610,858	(280,637)	1,433,846

Proceeds net of transaction costs	-	10,001	1,255,211	(862,912)	402,300
Conversions	-	(110,464)	(1,264,761)	(201,567)	(1,576,792)
Fair value change	-	(59,048)	(1,230,147)	1,133,463	(155,732)
Interest expense	-	28,321	-	-	28,321
Accretion expense	-	122,140	-	-	122,140
Foreign exchange (gain) loss	(166)	(258)	-	-	(424)

Balance September 30, 2021	11,738	82,413	371,161	(211,653)	253,659

The convertible bonds consisted of a liability component (“financial liability”) and an embedded derivative conversion feature (“derivative liability”) and contra asset account of deferred derivative loss due to significant amount of fair value of the derivative liability at inception in excess of the net proceeds. The net proceeds of these convertible bonds were first allocated to the fair value of the derivative liability. As the fair value of the derivative liability at inception exceeds the net proceeds, the indication of significant loss at inception exists. As a result, nominal values of US$1,000 per newly issued convertible bonds were allocated to the financial liability. The remaining balance was set up as deferred derivative loss as a contra asset account. The deferred derivative losses were then amortized to profit and loss over the life of the convertible bonds. Subsequent changes in fair value of the conversion feature were recognized at FVTPL (Note 2(k)).

a)

During the nine months ended September 30, 2021, the Company issued convertible promissory notes for gross proceeds of $438,881 (US$351,250) (nine months ended September 30, 2020 – $286,385 (US$225,500)). The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance and mature between nine months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 15% to 22% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common shares of the Company at a price equal to 61% of the Market Price. The “Market Price” means either the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days or the average of the two closing bid prices during the twenty-five trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between15% and 40% of the amount prepaid, determined by reference to the date of repayment.

At inception, the net proceeds of $402,300 (US$322,000, or gross proceeds of US$351,250 net of US$29,250 cash discount and transaction costs) were allocated to the derivative liability at $1,255,206 related to the conversion feature which was determined using the Black-Scholes option pricing model. The remaining balance of the net proceeds were then allocated to nominal values of $10,001 (U$1,000 per each convertible bond issued) and deferred derivative loss, a contra asset account of $862,911.

b)

During the nine months ended September 30, 2021, the Company recognized through profit and loss a change in the fair value of the derivative liability and the amortization of the deferred derivative loss of $155,731 (September 30, 2020 – $339,360). As at September 30, 2021, the fair value of the derivative liability related to the conversion feature of $371,161 was determined using the Black-Scholes option pricing model based on the following assumptions: share price of US$0.0034; a risk-free rate of 0.52%; stock price volatility ranging from 105% to 278%; dividend yield of 0%; and expected life of conversion features ranging from 0.01 to 0.92 years. (December 31, 2020 – $1,610,858, determined using the Black-Scholes option pricing model based on the following assumptions: share price ranging from US$0.001 to US$0.004; a risk-free rate of 0.25%; stock price volatility ranging from 172% to 502%; dividend yield of 0%; and expected life of conversion features ranging from 0.0 to 0.8 years.)

c)

During the nine months ended September 30, 2021, promissory notes with a face value of US$381,500 were converted into 185,553,889 common shares of the Company (nine months ended September 30, 2020 - US$254,203 converted and 690,210,266 common shares issued).